Share-based payments - Fair Value Assumptions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Weighted Average Assumptions Used [Abstract]
Fair value of stock options at grant date (in dollar per share) | $	$ 2.33	$ 1.52
Share price (in dollar per share) | $ / shares	$ 4.04	$ 2.68
Exercise price (in dollar per share) | $ / shares	$ 4.04	$ 2.73
Expected volatility	93.00%	95.00%
Risk-free interest rate	0.73%	0.41%
Expected life in years | $	3.71	3.01
Expected dividend yield	0.00%	0.00%